Schedule of Intangible Assets (Details) - USD ($)	Sep. 30, 2022	Jun. 30, 2022	Jun. 30, 2021
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 36,222,459	$ 38,407,560	$ 49,114,329
Accumulated Amortization	(9,350,527)	(8,060,653)	(3,341,774)
Net Carrying Amount	26,871,932	30,346,489	45,772,555
Trade Names [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	5,505,953	5,835,512	7,396,804
Accumulated Amortization	(681,633)	(578,960)	(257,018)
Net Carrying Amount	4,824,320	5,256,552	7,139,786
Developed Technology and Software [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	9,718,731	10,109,366	25,231,659
Accumulated Amortization	(2,355,233)	(1,935,018)	(1,242,605)
Net Carrying Amount	7,363,498	8,174,348	23,989,054
Gaming Licenses [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	1,229,584	1,317,567	1,752,612
Accumulated Amortization	(876,721)	(774,760)	(573,876)
Net Carrying Amount	352,863	542,807	1,178,736
Player Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	19,545,303	20,920,029	13,956,083
Accumulated Amortization	(5,422,032)	(4,757,813)	(1,253,135)
Net Carrying Amount	14,123,271	16,162,216	12,702,948
Internal-use Software [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	222,888	225,086	777,171
Accumulated Amortization	(14,908)	(14,520)	(15,140)
Net Carrying Amount	$ 207,980	$ 210,566	$ 762,031